Leases - Changes (Details) - RUB (₽) ₽ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Lease liabilities
Balance at the beginning	₽ 1,357	₽ 1,068
Additions	206
Interest expense	32	21
Payments	(56)	(90)
Balance at the end	1,539	999
Short-term portion of lease liabilities	397	379	₽ 340
Office buildings
Right-of-use assets
Balance at the beginning	1,351	1,082
Additions	206
Depreciation	(79)	(94)
Balance at the end	₽ 1,478	₽ 988